Taxation - Summary of Factors Affecting Our Taxation Expense for the Year (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Line Items]
Profit before taxation		£ 2,353	£ 2,666	£ 2,616
Expected taxation expense at UK rate of 19% (2018/19: 19%, 2017/18: 19%)		(447)	(506)	(497)
Effects of:
(Higher) lower taxes on non-UK profits		(5)	(7)	(8)
Net permanent differences between tax and accounting		(40)	(36)	(100)
Adjustments in respect of earlier years		40	8	3
Prior year non-UK losses used against current year profits		11	21	16
Non-UK losses not recognised		(17)	0	(9)
Other deferred tax assets not recognised		0	0	0
Lower taxes on profit on disposal of business		0	0	0
Re-measurement of deferred tax balances		(161)	13	11
Other non-recurring items		0	0	0
Total taxation expense		(619)	(507)	(584)
Specific Items
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Line Items]
Profit before taxation	[1]	(507)	(564)	(828)
Effects of:
Total taxation expense	[1]	(83)	112	87
Exclude specific items (note 9)		83	(112)	(87)
Before Specific Items
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Line Items]
Profit before taxation		2,860	3,230	3,444
Effects of:
Total taxation expense		(536)	(619)	(671)
Total taxation expense before specific items		£ (536)	£ (619)	£ (671)

[1]	For a definition of specific items, see page 204. An analysis of specific items is provided in note 9.